Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets	$ 618	$ 513
Accumulated amortization	(159)	(164)
Other intangible assets, net	459	349
Indefinite-lived Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other indefinite lived intangible assets	149	288
Accumulated amortization	0	0
Other indefinite lived intangible assets, net	149	288
Developed Technology Including Patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	440	192
Accumulated amortization	(133)	(139)
Other finite lived intangible assets, net	307	53
Other Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	29	33
Accumulated amortization	(26)	(25)
Other finite lived intangible assets, net	$ 3	$ 8